Plan Assets as Percentage of Total Funds (Detail) - Gratuity	Mar. 31, 2023
Funds managed by insurance company (1)
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	100.00%
Funds managed by insurance company (1) | Government Securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	81.30%
Funds managed by insurance company (1) | Debenture and bonds
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	9.70%
Funds managed by insurance company (1) | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	8.90%
Funds managed by insurance company (1) | Other
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	0.10%
Funds managed by insurance company (2)
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	100.00%
Funds managed by insurance company (2) | Government Securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	32.40%
Funds managed by insurance company (2) | Debenture and bonds
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	17.20%
Funds managed by insurance company (2) | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	43.90%
Funds managed by insurance company (2) | Other
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	6.50%
Funds managed by trust
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	100.00%
Funds managed by trust | Government Securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	26.10%
Funds managed by trust | Debenture and bonds
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	24.50%
Funds managed by trust | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	0.00%
Funds managed by trust | Other
Defined Benefit Plan Disclosure [Line Items]
Plan asset as percentage of total funds	49.40%